Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000020055
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance:

Allocation to U.S. high yield corporate bonds. Allocation to U.S. equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:

 Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,109	$10,210	$10,069
2/28/2015	$10,320	$10,114	$10,309
3/31/2015	$10,345	$10,161	$10,254
4/30/2015	$10,370	$10,124	$10,378
5/31/2015	$10,454	$10,100	$10,408
6/30/2015	$10,303	$9,990	$10,249
7/31/2015	$10,339	$10,059	$10,187
8/31/2015	$10,102	$10,045	$10,006
9/30/2015	$9,932	$10,113	$9,750
10/31/2015	$10,152	$10,114	$10,015
11/30/2015	$10,042	$10,088	$9,791
12/31/2015	$9,847	$10,055	$9,539
1/31/2016	$9,644	$10,193	$9,388
2/29/2016	$9,617	$10,266	$9,432
3/31/2016	$9,988	$10,360	$9,849
4/30/2016	$10,254	$10,400	$10,242
5/31/2016	$10,315	$10,402	$10,316
6/30/2016	$10,430	$10,589	$10,428
7/31/2016	$10,705	$10,656	$10,691
8/31/2016	$10,865	$10,644	$10,930
9/30/2016	$10,927	$10,638	$11,000
10/31/2016	$10,882	$10,556	$11,035
11/30/2016	$10,909	$10,307	$10,991
12/31/2016	$11,042	$10,321	$11,207
1/31/2017	$11,208	$10,341	$11,358
2/28/2017	$11,356	$10,411	$11,535
3/31/2017	$11,347	$10,405	$11,510
4/30/2017	$11,458	$10,486	$11,640
5/31/2017	$11,541	$10,566	$11,744
6/30/2017	$11,569	$10,556	$11,757
7/31/2017	$11,726	$10,601	$11,893
8/31/2017	$11,754	$10,696	$11,889
9/30/2017	$11,865	$10,645	$11,996
10/31/2017	$11,976	$10,652	$12,043
11/30/2017	$11,994	$10,638	$12,011
12/31/2017	$12,059	$10,687	$12,046
1/31/2018	$12,176	$10,564	$12,123
2/28/2018	$12,020	$10,464	$12,010
3/31/2018	$11,932	$10,531	$11,936
4/30/2018	$11,913	$10,452	$12,015
5/31/2018	$11,952	$10,527	$12,013
6/30/2018	$11,922	$10,514	$12,055
7/31/2018	$12,004	$10,516	$12,190
8/31/2018	$12,152	$10,584	$12,278
9/30/2018	$12,181	$10,516	$12,349
10/31/2018	$11,857	$10,433	$12,147
11/30/2018	$11,798	$10,495	$12,037
12/31/2018	$11,574	$10,688	$11,773
1/31/2019	$12,013	$10,801	$12,313
2/28/2019	$12,180	$10,795	$12,521
3/31/2019	$12,358	$11,002	$12,644
4/30/2019	$12,493	$11,005	$12,821
5/31/2019	$12,473	$11,201	$12,658
6/30/2019	$12,796	$11,341	$12,968
7/31/2019	$12,881	$11,366	$13,035
8/31/2019	$12,944	$11,661	$13,086
9/30/2019	$12,881	$11,599	$13,127
10/31/2019	$12,913	$11,634	$13,158
11/30/2019	$12,934	$11,628	$13,194
12/31/2019	$13,120	$11,620	$13,469
1/31/2020	$13,261	$11,843	$13,470
2/29/2020	$13,174	$12,056	$13,261
3/31/2020	$11,491	$11,985	$11,700
4/30/2020	$11,958	$12,198	$12,145
5/31/2020	$12,457	$12,255	$12,696
6/30/2020	$12,685	$12,332	$12,817
7/31/2020	$13,185	$12,517	$13,425
8/31/2020	$13,402	$12,416	$13,559
9/30/2020	$13,250	$12,409	$13,419
10/31/2020	$13,326	$12,353	$13,479
11/30/2020	$13,826	$12,475	$14,020
12/31/2020	$14,078	$12,492	$14,287
1/31/2021	$14,134	$12,402	$14,342
2/28/2021	$14,270	$12,223	$14,392
3/31/2021	$14,191	$12,071	$14,417
4/30/2021	$14,349	$12,166	$14,575
5/31/2021	$14,382	$12,206	$14,617
6/30/2021	$14,495	$12,291	$14,816
7/31/2021	$14,529	$12,429	$14,868
8/31/2021	$14,608	$12,405	$14,950
9/30/2021	$14,506	$12,298	$14,956
10/31/2021	$14,619	$12,294	$14,928
11/30/2021	$14,484	$12,331	$14,773
12/31/2021	$14,539	$12,299	$15,051
1/31/2022	$14,067	$12,034	$14,638
2/28/2022	$13,889	$11,900	$14,508
3/31/2022	$13,677	$11,569	$14,375
4/30/2022	$13,275	$11,130	$13,853
5/31/2022	$13,239	$11,202	$13,886
6/30/2022	$12,589	$11,026	$12,940
7/31/2022	$13,042	$11,296	$13,719
8/31/2022	$12,840	$10,977	$13,393
9/30/2022	$12,366	$10,502	$12,856
10/31/2022	$12,556	$10,366	$13,223
11/30/2022	$12,828	$10,748	$13,471
12/31/2022	$12,678	$10,699	$13,371
1/31/2023	$13,076	$11,028	$13,894
2/28/2023	$12,802	$10,743	$13,717
3/31/2023	$12,889	$11,016	$13,870
4/30/2023	$12,952	$11,083	$14,006
5/31/2023	$12,765	$10,962	$13,873
6/30/2023	$12,914	$10,923	$14,101
7/31/2023	$13,026	$10,915	$14,303
8/31/2023	$12,939	$10,846	$14,346
9/30/2023	$12,728	$10,570	$14,178
10/31/2023	$12,579	$10,403	$14,002
11/30/2023	$13,113	$10,874	$14,642
12/31/2023	$13,509	$11,291	$15,183
1/31/2024	$13,548	$11,260	$15,187
2/29/2024	$13,587	$11,100	$15,232
3/31/2024	$13,771	$11,203	$15,415
4/30/2024	$13,600	$10,920	$15,261
5/31/2024	$13,810	$11,105	$15,436
6/30/2024	$13,875	$11,210	$15,586
7/31/2024	$14,085	$11,472	$15,892
8/31/2024	$14,307	$11,637	$16,146
9/30/2024	$14,530	$11,793	$16,411
10/31/2024	$14,347	$11,500	$16,321
11/30/2024	$14,569	$11,622	$16,509
12/31/2024	$14,416	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	6.72%	1.90%	3.73%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,142,292,513
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 5,288,531
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,142,292,513
# of Portfolio Holdings	915
Portfolio Turnover Rate	284%
Total Advisory Fees Paid	$5,288,531

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.24%
Basic Materials	3.88%
Communication Services	0.80%
Communications	5.29%
Consumer Discretionary	9.71%
Consumer Staples	8.82%
Diversified	0.22%
Domestic Fixed Income	0.89%
Energy	11.69%
Financial	13.01%
Government	3.93%
Health Care	0.27%
Industrial	7.67%
Information Technology	1.22%
Other	25.66%
Repurchase Agreements	2.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020053
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 14.37% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors toperformance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,640	$9,600	$9,599	$9,722	$9,700
2/28/2015	$10,048	$10,065	$10,062	$10,285	$10,257
3/31/2015	$9,957	$9,928	$9,949	$10,180	$10,095
4/30/2015	$10,064	$10,021	$10,017	$10,226	$10,192
5/31/2015	$10,242	$10,141	$10,135	$10,368	$10,323
6/30/2015	$10,059	$9,939	$9,949	$10,194	$10,123
7/31/2015	$10,114	$9,982	$9,966	$10,365	$10,335
8/31/2015	$9,437	$9,388	$9,381	$9,739	$9,712
9/30/2015	$9,146	$9,104	$9,095	$9,455	$9,471
10/31/2015	$9,856	$9,791	$9,767	$10,202	$10,270
11/30/2015	$9,883	$9,829	$9,823	$10,258	$10,301
12/31/2015	$9,656	$9,617	$9,587	$10,048	$10,138
1/31/2016	$9,098	$9,120	$9,080	$9,481	$9,635
2/29/2016	$9,045	$9,118	$9,083	$9,478	$9,622
3/31/2016	$9,620	$9,775	$9,745	$10,145	$10,275
4/30/2016	$9,899	$9,980	$9,949	$10,208	$10,315
5/31/2016	$10,083	$10,135	$10,106	$10,391	$10,500
6/30/2016	$10,089	$10,223	$10,190	$10,412	$10,527
7/31/2016	$10,361	$10,520	$10,504	$10,825	$10,915
8/31/2016	$10,462	$10,601	$10,598	$10,853	$10,931
9/30/2016	$10,468	$10,579	$10,584	$10,870	$10,933
10/31/2016	$10,302	$10,415	$10,406	$10,635	$10,733
11/30/2016	$10,962	$11,010	$11,060	$11,111	$11,131
12/31/2016	$11,176	$11,285	$11,351	$11,327	$11,351
1/31/2017	$11,249	$11,365	$11,419	$11,541	$11,566
2/28/2017	$11,542	$11,774	$11,809	$11,970	$12,025
3/31/2017	$11,347	$11,654	$11,690	$11,978	$12,039
4/30/2017	$11,377	$11,632	$11,674	$12,105	$12,163
5/31/2017	$11,414	$11,621	$11,635	$12,229	$12,334
6/30/2017	$11,591	$11,810	$11,841	$12,339	$12,411
7/31/2017	$11,689	$11,968	$11,992	$12,572	$12,666
8/31/2017	$11,603	$11,828	$11,841	$12,596	$12,705
9/30/2017	$11,935	$12,178	$12,228	$12,903	$12,967
10/31/2017	$12,052	$12,267	$12,311	$13,185	$13,270
11/30/2017	$12,434	$12,642	$12,686	$13,585	$13,677
12/31/2017	$12,581	$12,827	$12,848	$13,721	$13,829
1/31/2018	$13,155	$13,323	$13,320	$14,444	$14,621
2/28/2018	$12,474	$12,687	$12,682	$13,912	$14,082
3/31/2018	$12,261	$12,464	$12,486	$13,633	$13,724
4/30/2018	$12,221	$12,505	$12,540	$13,684	$13,777
5/31/2018	$12,261	$12,579	$12,664	$14,071	$14,108
6/30/2018	$12,194	$12,610	$12,700	$14,163	$14,195
7/31/2018	$12,714	$13,109	$13,181	$14,633	$14,724
8/31/2018	$12,916	$13,303	$13,385	$15,147	$15,203
9/30/2018	$12,970	$13,329	$13,384	$15,172	$15,290
10/31/2018	$12,257	$12,639	$12,654	$14,055	$14,245
11/30/2018	$12,667	$13,017	$13,019	$14,336	$14,535
12/31/2018	$11,555	$11,767	$11,746	$13,002	$13,223
1/31/2019	$12,340	$12,682	$12,686	$14,118	$14,282
2/28/2019	$12,700	$13,088	$13,098	$14,614	$14,741
3/31/2019	$12,774	$13,171	$13,148	$14,828	$15,027
4/30/2019	$13,215	$13,638	$13,617	$15,420	$15,636
5/31/2019	$12,160	$12,761	$12,725	$14,422	$14,642
6/30/2019	$12,994	$13,677	$13,632	$15,435	$15,674
7/31/2019	$13,192	$13,791	$13,738	$15,664	$15,899
8/31/2019	$12,775	$13,385	$13,310	$15,345	$15,648
9/30/2019	$13,282	$13,863	$13,799	$15,614	$15,940
10/31/2019	$13,298	$14,056	$14,001	$15,950	$16,286
11/30/2019	$13,707	$14,491	$14,427	$16,557	$16,877
12/31/2019	$14,041	$14,890	$14,831	$17,035	$17,386
1/31/2020	$13,608	$14,569	$14,480	$17,016	$17,379
2/29/2020	$12,318	$13,158	$13,077	$15,623	$15,949
3/31/2020	$10,102	$10,910	$10,779	$13,475	$13,979
4/30/2020	$11,257	$12,136	$11,998	$15,259	$15,771
5/31/2020	$11,775	$12,552	$12,405	$16,075	$16,522
6/30/2020	$11,775	$12,469	$12,347	$16,443	$16,850
7/31/2020	$12,237	$12,962	$12,822	$17,376	$17,801
8/31/2020	$12,798	$13,498	$13,361	$18,635	$19,080
9/30/2020	$12,288	$13,166	$13,016	$17,957	$18,355
10/31/2020	$12,228	$12,993	$12,881	$17,569	$17,867
11/30/2020	$13,793	$14,741	$14,658	$19,707	$19,823
12/31/2020	$14,290	$15,306	$15,257	$20,593	$20,585
1/31/2021	$14,170	$15,166	$15,178	$20,501	$20,377
2/28/2021	$14,978	$16,082	$16,130	$21,142	$20,939
3/31/2021	$15,779	$17,028	$17,071	$21,900	$21,856
4/30/2021	$16,424	$17,710	$17,730	$23,029	$23,022
5/31/2021	$16,751	$18,123	$18,153	$23,134	$23,183
6/30/2021	$16,561	$17,915	$17,953	$23,705	$23,724
7/31/2021	$16,716	$18,059	$18,043	$24,105	$24,288
8/31/2021	$17,190	$18,417	$18,409	$24,793	$25,026
9/30/2021	$16,699	$17,776	$17,786	$23,681	$23,862
10/31/2021	$17,654	$18,678	$18,674	$25,282	$25,534
11/30/2021	$17,198	$18,020	$18,017	$24,897	$25,357
12/31/2021	$18,193	$19,157	$19,128	$25,877	$26,494
1/31/2022	$17,533	$18,711	$18,639	$24,355	$25,123
2/28/2022	$17,460	$18,493	$18,455	$23,741	$24,371
3/31/2022	$17,578	$19,016	$18,966	$24,512	$25,276
4/30/2022	$16,293	$17,943	$17,871	$22,312	$23,071
5/31/2022	$16,628	$18,292	$18,218	$22,282	$23,114
6/30/2022	$15,099	$16,694	$16,613	$20,418	$21,206
7/31/2022	$16,056	$17,801	$17,745	$22,333	$23,161
8/31/2022	$15,631	$17,270	$17,214	$21,500	$22,217
9/30/2022	$14,215	$15,756	$15,690	$19,506	$20,170
10/31/2022	$15,742	$17,371	$17,321	$21,106	$21,804
11/30/2022	$16,676	$18,457	$18,369	$22,208	$23,022
12/31/2022	$16,013	$17,713	$17,601	$20,907	$21,696
1/31/2023	$16,943	$18,631	$18,558	$22,347	$23,059
2/28/2023	$16,626	$17,974	$17,917	$21,825	$22,496
3/31/2023	$16,214	$17,891	$17,762	$22,408	$23,322
4/30/2023	$16,520	$18,161	$17,990	$22,647	$23,686
5/31/2023	$15,918	$17,460	$17,314	$22,735	$23,789
6/30/2023	$17,006	$18,620	$18,477	$24,288	$25,361
7/31/2023	$17,667	$19,275	$19,170	$25,158	$26,176
8/31/2023	$17,307	$18,754	$18,628	$24,673	$25,759
9/30/2023	$16,554	$18,031	$17,894	$23,497	$24,531
10/31/2023	$16,056	$17,395	$17,238	$22,875	$24,015
11/30/2023	$17,392	$18,707	$18,553	$25,008	$26,208
12/31/2023	$18,357	$19,743	$19,653	$26,334	$27,399
1/31/2024	$18,444	$19,764	$19,618	$26,626	$27,859
2/29/2024	$19,406	$20,493	$20,337	$28,067	$29,347
3/31/2024	$20,401	$21,517	$21,347	$28,973	$30,291
4/30/2024	$19,505	$20,598	$20,410	$27,698	$29,054
5/31/2024	$20,325	$21,251	$21,074	$29,006	$30,494
6/30/2024	$20,150	$21,051	$20,867	$29,904	$31,589
7/31/2024	$21,057	$22,127	$22,006	$30,460	$31,973
8/31/2024	$21,418	$22,721	$22,544	$31,123	$32,749
9/30/2024	$21,483	$23,036	$22,842	$31,767	$33,448
10/31/2024	$21,440	$22,783	$22,585	$31,534	$33,145
11/30/2024	$22,719	$24,238	$24,064	$33,632	$35,090
12/31/2024	$21,413	$22,580	$22,400	$32,604	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	16.65%	8.81%	7.91%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Russell 3000 Value Index	13.98%	8.60%	8.40%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 219,317,655
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,490,564
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$219,317,655
# of Portfolio Holdings	60
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,490,564

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.15%
Consumer Discretionary	7.43%
Consumer Staples	3.53%
Energy	6.88%
Financials	25.12%
Health Care	10.54%
Industrials	18.40%
Information Technology	12.26%
Materials	5.29%
Real Estate	3.22%
Utilities	3.49%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020057
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 30.61%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 22.10% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corp. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to TransMedics Group, Inc. also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,899	$9,832	$9,844	$9,700
2/28/2015	$10,643	$10,508	$10,389	$10,257
3/31/2015	$10,736	$10,538	$10,395	$10,095
4/30/2015	$10,643	$10,464	$10,301	$10,192
5/31/2015	$10,852	$10,588	$10,452	$10,323
6/30/2015	$10,837	$10,418	$10,235	$10,123
7/31/2015	$11,065	$10,586	$10,311	$10,335
8/31/2015	$10,411	$9,971	$9,767	$9,712
9/30/2015	$10,014	$9,585	$9,416	$9,471
10/31/2015	$10,489	$10,189	$9,999	$10,270
11/30/2015	$10,481	$10,211	$10,025	$10,301
12/31/2015	$10,272	$9,980	$9,756	$10,138
1/31/2016	$9,399	$9,225	$9,117	$9,635
2/29/2016	$9,382	$9,369	$9,220	$9,622
3/31/2016	$10,056	$10,038	$9,975	$10,275
4/30/2016	$10,073	$10,032	$10,081	$10,315
5/31/2016	$10,411	$10,196	$10,246	$10,500
6/30/2016	$10,324	$10,195	$10,293	$10,527
7/31/2016	$10,755	$10,700	$10,762	$10,915
8/31/2016	$10,651	$10,668	$10,736	$10,931
9/30/2016	$10,599	$10,663	$10,757	$10,933
10/31/2016	$10,190	$10,230	$10,416	$10,733
11/30/2016	$10,538	$10,674	$10,978	$11,131
12/31/2016	$10,399	$10,711	$11,102	$11,351
1/31/2017	$10,860	$11,068	$11,370	$11,566
2/28/2017	$11,016	$11,387	$11,692	$12,025
3/31/2017	$11,112	$11,450	$11,674	$12,039
4/30/2017	$11,373	$11,620	$11,764	$12,163
5/31/2017	$11,625	$11,897	$11,871	$12,334
6/30/2017	$11,686	$11,933	$11,989	$12,411
7/31/2017	$11,798	$12,132	$12,166	$12,666
8/31/2017	$11,938	$12,217	$12,071	$12,705
9/30/2017	$12,183	$12,563	$12,406	$12,967
10/31/2017	$12,419	$12,914	$12,613	$13,270
11/30/2017	$12,769	$13,346	$13,037	$13,677
12/31/2017	$12,781	$13,418	$13,158	$13,829
1/31/2018	$13,420	$14,177	$13,654	$14,621
2/28/2018	$13,024	$13,732	$13,090	$14,082
3/31/2018	$13,024	$13,710	$13,098	$13,724
4/30/2018	$12,898	$13,580	$13,078	$13,777
5/31/2018	$13,339	$14,088	$13,375	$14,108
6/30/2018	$13,348	$14,143	$13,467	$14,195
7/31/2018	$13,705	$14,446	$13,802	$14,724
8/31/2018	$14,306	$15,279	$14,231	$15,203
9/30/2018	$14,388	$15,214	$14,140	$15,290
10/31/2018	$13,068	$13,707	$12,965	$14,245
11/30/2018	$13,496	$14,056	$13,284	$14,535
12/31/2018	$12,412	$12,780	$11,966	$13,223
1/31/2019	$13,679	$14,249	$13,257	$14,282
2/28/2019	$14,568	$15,085	$13,827	$14,741
3/31/2019	$14,828	$15,288	$13,945	$15,027
4/30/2019	$15,397	$15,976	$14,476	$15,636
5/31/2019	$14,805	$15,057	$13,587	$14,642
6/30/2019	$15,776	$16,114	$14,521	$15,674
7/31/2019	$16,036	$16,490	$14,728	$15,899
8/31/2019	$15,745	$16,190	$14,309	$15,648
9/30/2019	$15,539	$16,005	$14,590	$15,940
10/31/2019	$15,927	$16,302	$14,744	$16,286
11/30/2019	$16,667	$17,113	$15,271	$16,877
12/31/2019	$16,926	$17,314	$15,621	$17,386
1/31/2020	$17,277	$17,476	$15,496	$17,379
2/29/2020	$16,159	$16,271	$14,150	$15,949
3/31/2020	$13,559	$13,844	$11,392	$13,979
4/30/2020	$15,639	$16,012	$13,028	$15,771
5/31/2020	$17,329	$17,620	$13,944	$16,522
6/30/2020	$17,875	$18,033	$14,196	$16,850
7/31/2020	$19,268	$19,474	$15,029	$17,801
8/31/2020	$19,973	$20,004	$15,557	$19,080
9/30/2020	$19,868	$19,724	$15,255	$18,355
10/31/2020	$20,077	$19,748	$15,352	$17,867
11/30/2020	$22,505	$22,400	$17,474	$19,823
12/31/2020	$23,591	$23,475	$18,292	$20,585
1/31/2021	$23,132	$23,397	$18,244	$20,377
2/28/2021	$23,964	$23,796	$19,260	$20,939
3/31/2021	$23,218	$23,342	$19,781	$21,856
4/30/2021	$24,567	$24,654	$20,789	$23,022
5/31/2021	$23,606	$24,277	$20,956	$23,183
6/30/2021	$24,983	$25,927	$21,265	$23,724
7/31/2021	$25,586	$26,194	$21,428	$24,288
8/31/2021	$26,312	$27,039	$21,973	$25,026
9/30/2021	$25,127	$25,730	$21,068	$23,862
10/31/2021	$26,519	$27,534	$22,321	$25,534
11/30/2021	$25,186	$26,371	$21,544	$25,357
12/31/2021	$25,115	$26,463	$22,424	$26,494
1/31/2022	$21,611	$23,048	$20,772	$25,123
2/28/2022	$21,354	$22,768	$20,622	$24,371
3/31/2022	$21,335	$23,134	$21,150	$25,276
4/30/2022	$19,097	$20,529	$19,521	$23,071
5/31/2022	$18,272	$19,734	$19,537	$23,114
6/30/2022	$17,336	$18,259	$17,587	$21,206
7/31/2022	$19,278	$20,494	$19,323	$23,161
8/31/2022	$18,458	$19,822	$18,717	$22,217
9/30/2022	$16,818	$18,140	$16,982	$20,170
10/31/2022	$17,764	$19,566	$18,489	$21,804
11/30/2022	$18,353	$20,630	$19,600	$23,022
12/31/2022	$16,944	$19,392	$18,541	$21,696
1/31/2023	$17,975	$21,084	$20,081	$23,059
2/28/2023	$17,533	$20,876	$19,594	$22,496
3/31/2023	$18,143	$21,163	$19,293	$23,322
4/30/2023	$17,554	$20,857	$19,191	$23,686
5/31/2023	$17,933	$20,870	$18,655	$23,789
6/30/2023	$18,921	$22,483	$20,211	$25,361
7/31/2023	$19,320	$23,163	$21,013	$26,176
8/31/2023	$18,332	$22,399	$20,284	$25,759
9/30/2023	$17,155	$21,308	$19,265	$24,531
10/31/2023	$15,872	$20,221	$18,303	$24,015
11/30/2023	$17,890	$22,688	$20,176	$26,208
12/31/2023	$18,752	$24,408	$21,735	$27,399
1/31/2024	$19,362	$24,276	$21,426	$27,859
2/29/2024	$21,275	$26,102	$22,623	$29,347
3/31/2024	$21,675	$26,726	$23,604	$30,291
4/30/2024	$20,350	$25,174	$22,329	$29,054
5/31/2024	$20,687	$25,442	$22,966	$30,494
6/30/2024	$21,149	$25,867	$22,814	$31,589
7/31/2024	$20,434	$26,024	$23,889	$31,973
8/31/2024	$21,338	$26,670	$24,373	$32,749
9/30/2024	$22,326	$27,559	$24,915	$33,448
10/31/2024	$23,062	$28,041	$24,781	$33,145
11/30/2024	$26,300	$31,778	$26,967	$35,090
12/31/2024	$24,492	$29,803	$25,070	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	30.61%	7.67%	9.37%
Russell Mid Cap Growth Index	22.10%	11.47%	11.54%
Russell Mid Cap Index	15.34%	9.92%	9.63%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 85,383,929
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 551,719
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$85,383,929
# of Portfolio Holdings	70
Portfolio Turnover Rate	115%
Total Advisory Fees Paid	$551,719

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.39%
Consumer Discretionary	15.11%
Consumer Staples	1.96%
Financials	12.21%
Health Care	13.93%
Industrials	16.67%
Information Technology	28.07%
Repurchase Agreements	0.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000087850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 22.18%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to CAVA Group, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to AvidXchange Holdings, Inc. Within the Health Care sector, an overweight allocation to BridgeBio Pharma, Inc. also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 2000 Growth Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,730	$9,772	$9,700
2/28/2015	$10,491	$10,475	$10,257
3/31/2015	$10,691	$10,663	$10,095
4/30/2015	$10,339	$10,349	$10,192
5/31/2015	$10,924	$10,730	$10,323
6/30/2015	$11,026	$10,874	$10,123
7/31/2015	$11,075	$10,918	$10,335
8/31/2015	$9,935	$10,091	$9,712
9/30/2015	$9,325	$9,453	$9,471
10/31/2015	$9,407	$9,990	$10,270
11/30/2015	$9,640	$10,356	$10,301
12/31/2015	$9,179	$9,862	$10,138
1/31/2016	$7,992	$8,793	$9,635
2/29/2016	$7,774	$8,731	$9,622
3/31/2016	$8,219	$9,400	$10,275
4/30/2016	$8,165	$9,494	$10,315
5/31/2016	$8,396	$9,750	$10,500
6/30/2016	$8,409	$9,705	$10,527
7/31/2016	$9,056	$10,339	$10,915
8/31/2016	$9,146	$10,449	$10,931
9/30/2016	$9,307	$10,600	$10,933
10/31/2016	$8,656	$9,941	$10,733
11/30/2016	$9,093	$10,830	$11,131
12/31/2016	$8,940	$10,978	$11,351
1/31/2017	$9,303	$11,156	$11,566
2/28/2017	$9,649	$11,430	$12,025
3/31/2017	$9,691	$11,565	$12,039
4/30/2017	$9,769	$11,778	$12,163
5/31/2017	$9,827	$11,671	$12,334
6/30/2017	$10,090	$12,073	$12,411
7/31/2017	$10,272	$12,176	$12,666
8/31/2017	$10,313	$12,161	$12,705
9/30/2017	$10,803	$12,823	$12,967
10/31/2017	$11,129	$13,022	$13,270
11/30/2017	$11,409	$13,396	$13,677
12/31/2017	$11,615	$13,411	$13,829
1/31/2018	$12,065	$13,934	$14,621
2/28/2018	$12,180	$13,538	$14,082
3/31/2018	$12,456	$13,720	$13,724
4/30/2018	$12,733	$13,733	$13,777
5/31/2018	$14,027	$14,598	$14,108
6/30/2018	$14,295	$14,712	$14,195
7/31/2018	$14,233	$14,965	$14,724
8/31/2018	$16,067	$15,897	$15,203
9/30/2018	$16,022	$15,525	$15,290
10/31/2018	$13,775	$13,560	$14,245
11/30/2018	$13,631	$13,772	$14,535
12/31/2018	$12,183	$12,163	$13,223
1/31/2019	$14,120	$13,568	$14,282
2/28/2019	$15,657	$14,444	$14,741
3/31/2019	$15,491	$14,248	$15,027
4/30/2019	$15,866	$14,682	$15,636
5/31/2019	$15,452	$13,593	$14,642
6/30/2019	$16,876	$14,640	$15,674
7/31/2019	$17,359	$14,783	$15,899
8/31/2019	$16,432	$14,145	$15,648
9/30/2019	$14,949	$14,029	$15,940
10/31/2019	$15,271	$14,428	$16,286
11/30/2019	$15,818	$15,278	$16,877
12/31/2019	$16,053	$15,628	$17,386
1/31/2020	$16,391	$15,456	$17,379
2/29/2020	$15,741	$14,340	$15,949
3/31/2020	$13,291	$11,601	$13,979
4/30/2020	$15,548	$13,329	$15,771
5/31/2020	$17,605	$14,589	$16,522
6/30/2020	$18,723	$15,149	$16,850
7/31/2020	$19,969	$15,670	$17,801
8/31/2020	$21,146	$16,589	$19,080
9/30/2020	$21,758	$16,234	$18,355
10/31/2020	$22,269	$16,357	$17,867
11/30/2020	$25,197	$19,241	$19,823
12/31/2020	$27,707	$21,040	$20,585
1/31/2021	$28,875	$22,054	$20,377
2/28/2021	$29,997	$22,782	$20,939
3/31/2021	$28,182	$22,066	$21,856
4/30/2021	$29,421	$22,547	$23,022
5/31/2021	$27,660	$21,903	$23,183
6/30/2021	$29,010	$22,930	$23,724
7/31/2021	$28,452	$22,095	$24,288
8/31/2021	$29,201	$22,496	$25,026
9/30/2021	$27,921	$21,634	$23,862
10/31/2021	$29,479	$22,647	$25,534
11/30/2021	$27,051	$21,541	$25,357
12/31/2021	$26,946	$21,636	$26,494
1/31/2022	$21,946	$18,736	$25,123
2/28/2022	$21,946	$18,818	$24,371
3/31/2022	$21,775	$18,904	$25,276
4/30/2022	$18,870	$16,585	$23,071
5/31/2022	$18,356	$16,272	$23,114
6/30/2022	$17,195	$15,264	$21,206
7/31/2022	$18,839	$16,973	$23,161
8/31/2022	$18,784	$16,814	$22,217
9/30/2022	$17,289	$15,301	$20,170
10/31/2022	$18,348	$16,754	$21,804
11/30/2022	$18,410	$17,026	$23,022
12/31/2022	$17,250	$15,933	$21,696
1/31/2023	$18,683	$17,518	$23,059
2/28/2023	$18,504	$17,329	$22,496
3/31/2023	$18,667	$16,901	$23,322
4/30/2023	$18,208	$16,705	$23,686
5/31/2023	$18,504	$16,708	$23,789
6/30/2023	$19,259	$18,093	$25,361
7/31/2023	$19,508	$18,939	$26,176
8/31/2023	$18,177	$17,953	$25,759
9/30/2023	$16,759	$16,769	$24,531
10/31/2023	$15,326	$15,476	$24,015
11/30/2023	$16,923	$16,885	$26,208
12/31/2023	$18,659	$18,906	$27,399
1/31/2024	$18,768	$18,300	$27,859
2/29/2024	$20,513	$19,787	$29,347
3/31/2024	$21,019	$20,340	$30,291
4/30/2024	$19,765	$18,774	$29,054
5/31/2024	$20,622	$19,779	$30,494
6/30/2024	$21,237	$19,746	$31,589
7/31/2024	$21,237	$21,363	$31,973
8/31/2024	$22,055	$21,126	$32,749
9/30/2024	$22,584	$21,407	$33,448
10/31/2024	$22,359	$21,123	$33,145
11/30/2024	$24,461	$23,713	$35,090
12/31/2024	$22,798	$21,772	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	22.18%	7.27%	8.59%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 68,984,401
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 388,093
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$68,984,401
# of Portfolio Holdings	82
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$388,093

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.37%
Consumer Discretionary	14.36%
Consumer Staples	4.76%
Financials	5.41%
Health Care	24.69%
Industrials	15.93%
Information Technology	29.23%
Repurchase Agreements	3.25%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020054
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 22.14%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 25.02% return of the Fund’s benchmark and broad-based securities market index, S&P 500 Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	S&P 500 Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,678	$9,700
2/28/2015	$10,180	$10,257
3/31/2015	$9,987	$10,095
4/30/2015	$10,000	$10,192
5/31/2015	$10,058	$10,323
6/30/2015	$9,788	$10,123
7/31/2015	$9,960	$10,335
8/31/2015	$9,437	$9,712
9/30/2015	$9,232	$9,471
10/31/2015	$9,914	$10,270
11/30/2015	$9,874	$10,301
12/31/2015	$9,787	$10,138
1/31/2016	$9,629	$9,635
2/29/2016	$9,715	$9,622
3/31/2016	$10,377	$10,275
4/30/2016	$10,420	$10,315
5/31/2016	$10,636	$10,500
6/30/2016	$10,888	$10,527
7/31/2016	$11,052	$10,915
8/31/2016	$11,009	$10,931
9/30/2016	$10,966	$10,933
10/31/2016	$10,720	$10,733
11/30/2016	$11,117	$11,131
12/31/2016	$11,265	$11,351
1/31/2017	$11,343	$11,566
2/28/2017	$11,786	$12,025
3/31/2017	$11,755	$12,039
4/30/2017	$11,888	$12,163
5/31/2017	$12,074	$12,334
6/30/2017	$12,051	$12,411
7/31/2017	$12,135	$12,666
8/31/2017	$12,127	$12,705
9/30/2017	$12,458	$12,967
10/31/2017	$12,694	$13,270
11/30/2017	$13,276	$13,677
12/31/2017	$13,419	$13,829
1/31/2018	$14,047	$14,621
2/28/2018	$13,302	$14,082
3/31/2018	$13,050	$13,724
4/30/2018	$13,000	$13,777
5/31/2018	$13,151	$14,108
6/30/2018	$13,218	$14,195
7/31/2018	$13,798	$14,724
8/31/2018	$14,111	$15,203
9/30/2018	$14,323	$15,290
10/31/2018	$13,375	$14,245
11/30/2018	$13,908	$14,535
12/31/2018	$12,792	$13,223
1/31/2019	$13,475	$14,282
2/28/2019	$14,054	$14,741
3/31/2019	$14,310	$15,027
4/30/2019	$14,737	$15,636
5/31/2019	$13,988	$14,642
6/30/2019	$14,880	$15,674
7/31/2019	$15,174	$15,899
8/31/2019	$15,203	$15,648
9/30/2019	$15,511	$15,940
10/31/2019	$15,444	$16,286
11/30/2019	$15,791	$16,877
12/31/2019	$16,175	$17,386
1/31/2020	$16,023	$17,379
2/29/2020	$14,685	$15,949
3/31/2020	$12,962	$13,979
4/30/2020	$14,422	$15,771
5/31/2020	$15,253	$16,522
6/30/2020	$15,445	$16,850
7/31/2020	$16,256	$17,801
8/31/2020	$17,245	$19,080
9/30/2020	$16,919	$18,355
10/31/2020	$16,501	$17,867
11/30/2020	$18,154	$19,823
12/31/2020	$18,668	$20,585
1/31/2021	$18,137	$20,377
2/28/2021	$18,679	$20,939
3/31/2021	$19,470	$21,856
4/30/2021	$20,418	$23,022
5/31/2021	$20,730	$23,183
6/30/2021	$20,928	$23,724
7/31/2021	$21,489	$24,288
8/31/2021	$22,154	$25,026
9/30/2021	$20,939	$23,862
10/31/2021	$22,545	$25,534
11/30/2021	$22,313	$25,357
12/31/2021	$23,451	$26,494
1/31/2022	$21,924	$25,123
2/28/2022	$21,253	$24,371
3/31/2022	$21,855	$25,276
4/30/2022	$20,270	$23,071
5/31/2022	$20,351	$23,114
6/30/2022	$19,159	$21,206
7/31/2022	$20,794	$23,161
8/31/2022	$19,974	$22,217
9/30/2022	$18,312	$20,170
10/31/2022	$19,891	$21,804
11/30/2022	$21,114	$23,022
12/31/2022	$20,274	$21,696
1/31/2023	$20,915	$23,059
2/28/2023	$20,465	$22,496
3/31/2023	$20,778	$23,322
4/30/2023	$21,242	$23,686
5/31/2023	$20,765	$23,789
6/30/2023	$22,006	$25,361
7/31/2023	$22,502	$26,176
8/31/2023	$22,433	$25,759
9/30/2023	$21,374	$24,531
10/31/2023	$20,975	$24,015
11/30/2023	$22,722	$26,208
12/31/2023	$23,584	$27,399
1/31/2024	$24,049	$27,859
2/29/2024	$25,359	$29,347
3/31/2024	$26,115	$30,291
4/30/2024	$24,879	$29,054
5/31/2024	$26,144	$30,494
6/30/2024	$26,901	$31,589
7/31/2024	$27,599	$31,973
8/31/2024	$28,478	$32,749
9/30/2024	$28,917	$33,448
10/31/2024	$28,785	$33,145
11/30/2024	$30,221	$35,090
12/31/2024	$28,805	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	22.14%	12.23%	11.16%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 187,211,410
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,029,687
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$187,211,410
# of Portfolio Holdings	56
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,029,687

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.38%
Energy	3.12%
Financials	21.10%
Health Care	11.28%
Industrials	9.19%
Information Technology	31.22%
Materials	5.33%
Utilities	3.60%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020056
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth and Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 20.60%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 14.37% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 1000 Value Index	S&P 500 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,648	$9,600	$9,556	$9,700
2/28/2015	$10,056	$10,065	$10,081	$10,257
3/31/2015	$9,955	$9,928	$9,931	$10,095
4/30/2015	$10,062	$10,021	$10,080	$10,192
5/31/2015	$10,222	$10,141	$10,155	$10,323
6/30/2015	$10,068	$9,939	$9,955	$10,123
7/31/2015	$10,113	$9,982	$9,993	$10,335
8/31/2015	$9,468	$9,388	$9,396	$9,712
9/30/2015	$9,195	$9,104	$9,134	$9,471
10/31/2015	$9,927	$9,791	$9,802	$10,270
11/30/2015	$9,958	$9,829	$9,852	$10,301
12/31/2015	$9,714	$9,617	$9,687	$10,138
1/31/2016	$9,177	$9,120	$9,214	$9,635
2/29/2016	$9,129	$9,118	$9,265	$9,622
3/31/2016	$9,723	$9,775	$9,899	$10,275
4/30/2016	$10,012	$9,980	$10,108	$10,315
5/31/2016	$10,199	$10,135	$10,200	$10,500
6/30/2016	$10,187	$10,223	$10,291	$10,527
7/31/2016	$10,475	$10,520	$10,571	$10,915
8/31/2016	$10,599	$10,601	$10,633	$10,931
9/30/2016	$10,614	$10,579	$10,593	$10,933
10/31/2016	$10,454	$10,415	$10,433	$10,733
11/30/2016	$11,128	$11,010	$11,090	$11,131
12/31/2016	$11,376	$11,285	$11,372	$11,351
1/31/2017	$11,453	$11,365	$11,447	$11,566
2/28/2017	$11,766	$11,774	$11,888	$12,025
3/31/2017	$11,562	$11,654	$11,746	$12,039
4/30/2017	$11,611	$11,632	$11,738	$12,163
5/31/2017	$11,639	$11,621	$11,701	$12,334
6/30/2017	$11,822	$11,810	$11,923	$12,411
7/31/2017	$11,927	$11,968	$12,087	$12,666
8/31/2017	$11,833	$11,828	$11,946	$12,705
9/30/2017	$12,186	$12,178	$12,338	$12,967
10/31/2017	$12,323	$12,267	$12,480	$13,270
11/30/2017	$12,716	$12,642	$12,903	$13,677
12/31/2017	$12,898	$12,827	$13,119	$13,829
1/31/2018	$13,492	$13,323	$13,663	$14,621
2/28/2018	$12,801	$12,687	$12,914	$14,082
3/31/2018	$12,579	$12,464	$12,650	$13,724
4/30/2018	$12,534	$12,505	$12,714	$13,777
5/31/2018	$12,572	$12,579	$12,747	$14,108
6/30/2018	$12,509	$12,610	$12,827	$14,195
7/31/2018	$13,043	$13,109	$13,347	$14,724
8/31/2018	$13,258	$13,303	$13,528	$15,203
9/30/2018	$13,307	$13,329	$13,579	$15,290
10/31/2018	$12,590	$12,639	$12,856	$14,245
11/30/2018	$13,012	$13,017	$13,195	$14,535
12/31/2018	$11,848	$11,767	$11,944	$13,223
1/31/2019	$12,656	$12,682	$12,968	$14,282
2/28/2019	$13,038	$13,088	$13,260	$14,741
3/31/2019	$13,123	$13,171	$13,401	$15,027
4/30/2019	$13,591	$13,638	$13,953	$15,636
5/31/2019	$12,528	$12,761	$12,897	$14,642
6/30/2019	$13,398	$13,677	$13,939	$15,674
7/31/2019	$13,627	$13,791	$14,185	$15,899
8/31/2019	$13,169	$13,385	$13,817	$15,648
9/30/2019	$13,651	$13,863	$14,334	$15,940
10/31/2019	$13,682	$14,056	$14,714	$16,286
11/30/2019	$14,171	$14,491	$15,281	$16,877
12/31/2019	$14,513	$14,890	$15,758	$17,386
1/31/2020	$14,105	$14,569	$15,342	$17,379
2/29/2020	$12,766	$13,158	$13,883	$15,949
3/31/2020	$10,592	$10,910	$11,765	$13,979
4/30/2020	$11,809	$12,136	$13,025	$15,771
5/31/2020	$12,342	$12,552	$13,440	$16,522
6/30/2020	$12,367	$12,469	$13,312	$16,850
7/31/2020	$12,821	$12,962	$13,799	$17,801
8/31/2020	$13,421	$13,498	$14,293	$19,080
9/30/2020	$12,896	$13,166	$13,950	$18,355
10/31/2020	$12,808	$12,993	$13,671	$17,867
11/30/2020	$14,412	$14,741	$15,432	$19,823
12/31/2020	$14,904	$15,306	$15,972	$20,585
1/31/2021	$14,827	$15,166	$15,719	$20,377
2/28/2021	$15,608	$16,082	$16,650	$20,939
3/31/2021	$16,453	$17,028	$17,692	$21,856
4/30/2021	$17,122	$17,710	$18,352	$23,022
5/31/2021	$17,455	$18,123	$18,795	$23,183
6/30/2021	$17,293	$17,915	$18,575	$23,724
7/31/2021	$17,502	$18,059	$18,722	$24,288
8/31/2021	$18,056	$18,417	$19,044	$25,026
9/30/2021	$17,545	$17,776	$18,418	$23,862
10/31/2021	$18,564	$18,678	$19,263	$25,534
11/30/2021	$18,129	$18,020	$18,636	$25,357
12/31/2021	$19,229	$19,157	$19,949	$26,494
1/31/2022	$18,663	$18,711	$19,625	$25,123
2/28/2022	$18,538	$18,493	$19,343	$24,371
3/31/2022	$18,763	$19,016	$19,917	$25,276
4/30/2022	$17,515	$17,943	$18,948	$23,071
5/31/2022	$17,841	$18,292	$19,258	$23,114
6/30/2022	$16,223	$16,694	$17,673	$21,206
7/31/2022	$17,251	$17,801	$18,717	$23,161
8/31/2022	$16,937	$17,270	$18,185	$22,217
9/30/2022	$15,569	$15,756	$16,645	$20,170
10/31/2022	$17,295	$17,371	$18,559	$21,804
11/30/2022	$18,257	$18,457	$19,677	$23,022
12/31/2022	$17,414	$17,713	$18,907	$21,696
1/31/2023	$18,248	$18,631	$20,231	$23,059
2/28/2023	$17,839	$17,974	$19,628	$22,496
3/31/2023	$17,441	$17,891	$19,885	$23,322
4/30/2023	$17,754	$18,161	$20,226	$23,686
5/31/2023	$17,106	$17,460	$19,840	$23,789
6/30/2023	$18,280	$18,620	$21,205	$25,361
7/31/2023	$19,087	$19,275	$21,928	$26,176
8/31/2023	$18,666	$18,754	$21,328	$25,759
9/30/2023	$17,853	$18,031	$20,337	$24,531
10/31/2023	$17,459	$17,395	$19,986	$24,015
11/30/2023	$18,858	$18,707	$21,899	$26,208
12/31/2023	$19,710	$19,743	$23,110	$27,399
1/31/2024	$19,885	$19,764	$23,179	$27,859
2/29/2024	$21,017	$20,493	$23,885	$29,347
3/31/2024	$22,170	$21,517	$24,971	$30,291
4/30/2024	$21,230	$20,598	$23,898	$29,054
5/31/2024	$21,930	$21,251	$24,609	$30,494
6/30/2024	$21,864	$21,051	$24,448	$31,589
7/31/2024	$22,897	$22,127	$25,608	$31,973
8/31/2024	$23,405	$22,721	$26,366	$32,749
9/30/2024	$23,537	$23,036	$26,661	$33,448
10/31/2024	$23,580	$22,783	$26,322	$33,145
11/30/2024	$25,067	$24,238	$27,842	$35,090
12/31/2024	$23,772	$22,580	$25,950	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	20.60%	10.37%	9.05%
Russell 1000 Value Index	14.37%	8.68%	8.49%
S&P 500 Value Index	12.29%	10.49%	10.01%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 493,905,006
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,535,838
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$493,905,006
# of Portfolio Holdings	59
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,535,838

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.19%
Consumer Discretionary	6.72%
Consumer Staples	3.36%
Energy	7.08%
Financials	29.12%
Health Care	14.11%
Industrials	16.39%
Information Technology	9.13%
Materials	3.06%
Real Estate	3.46%
Utilities	3.77%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000139705
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 5.14%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 5.46% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance.The Fund’s allocation to high-yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance.The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund detracted from relative performance at points in time over the period when interest rates decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,054	$10,054	$10,210
2/28/2015	$10,082	$10,063	$10,114
3/31/2015	$10,102	$10,083	$10,161
4/30/2015	$10,122	$10,100	$10,124
5/31/2015	$10,143	$10,111	$10,100
6/30/2015	$10,129	$10,096	$9,990
7/31/2015	$10,124	$10,102	$10,059
8/31/2015	$10,096	$10,086	$10,045
9/30/2015	$10,096	$10,114	$10,113
10/31/2015	$10,124	$10,134	$10,114
11/30/2015	$10,103	$10,127	$10,088
12/31/2015	$10,058	$10,101	$10,055
1/31/2016	$10,044	$10,129	$10,193
2/29/2016	$10,037	$10,138	$10,266
3/31/2016	$10,169	$10,224	$10,360
4/30/2016	$10,253	$10,266	$10,400
5/31/2016	$10,260	$10,268	$10,402
6/30/2016	$10,329	$10,330	$10,589
7/31/2016	$10,378	$10,353	$10,656
8/31/2016	$10,392	$10,357	$10,644
9/30/2016	$10,420	$10,365	$10,638
10/31/2016	$10,427	$10,370	$10,556
11/30/2016	$10,385	$10,326	$10,307
12/31/2016	$10,407	$10,343	$10,321
1/31/2017	$10,442	$10,372	$10,341
2/28/2017	$10,478	$10,407	$10,411
3/31/2017	$10,492	$10,415	$10,405
4/30/2017	$10,528	$10,442	$10,486
5/31/2017	$10,549	$10,471	$10,566
6/30/2017	$10,557	$10,478	$10,556
7/31/2017	$10,593	$10,519	$10,601
8/31/2017	$10,622	$10,541	$10,696
9/30/2017	$10,622	$10,542	$10,645
10/31/2017	$10,629	$10,551	$10,652
11/30/2017	$10,622	$10,529	$10,638
12/31/2017	$10,634	$10,540	$10,687
1/31/2018	$10,612	$10,522	$10,564
2/28/2018	$10,597	$10,498	$10,464
3/31/2018	$10,612	$10,500	$10,531
4/30/2018	$10,605	$10,509	$10,452
5/31/2018	$10,642	$10,549	$10,527
6/30/2018	$10,657	$10,549	$10,514
7/31/2018	$10,666	$10,574	$10,516
8/31/2018	$10,711	$10,617	$10,584
9/30/2018	$10,711	$10,625	$10,516
10/31/2018	$10,696	$10,627	$10,433
11/30/2018	$10,718	$10,637	$10,495
12/31/2018	$10,757	$10,711	$10,688
1/31/2019	$10,841	$10,786	$10,801
2/28/2019	$10,887	$10,824	$10,795
3/31/2019	$10,971	$10,908	$11,002
4/30/2019	$11,009	$10,944	$11,005
5/31/2019	$11,071	$11,005	$11,201
6/30/2019	$11,140	$11,083	$11,341
7/31/2019	$11,155	$11,096	$11,366
8/31/2019	$11,216	$11,181	$11,661
9/30/2019	$11,224	$11,194	$11,599
10/31/2019	$11,254	$11,243	$11,634
11/30/2019	$11,270	$11,253	$11,628
12/31/2019	$11,301	$11,292	$11,620
1/31/2020	$11,388	$11,357	$11,843
2/29/2020	$11,419	$11,422	$12,056
3/31/2020	$10,699	$11,103	$11,985
4/30/2020	$11,000	$11,366	$12,198
5/31/2020	$11,166	$11,497	$12,255
6/30/2020	$11,332	$11,590	$12,332
7/31/2020	$11,427	$11,648	$12,517
8/31/2020	$11,475	$11,677	$12,416
9/30/2020	$11,467	$11,676	$12,409
10/31/2020	$11,499	$11,697	$12,353
11/30/2020	$11,594	$11,737	$12,475
12/31/2020	$11,654	$11,762	$12,492
1/31/2021	$11,679	$11,769	$12,402
2/28/2021	$11,695	$11,774	$12,223
3/31/2021	$11,695	$11,764	$12,071
4/30/2021	$11,728	$11,788	$12,166
5/31/2021	$11,752	$11,814	$12,206
6/30/2021	$11,760	$11,804	$12,291
7/31/2021	$11,768	$11,824	$12,429
8/31/2021	$11,768	$11,829	$12,405
9/30/2021	$11,768	$11,826	$12,298
10/31/2021	$11,744	$11,787	$12,294
11/30/2021	$11,719	$11,769	$12,331
12/31/2021	$11,727	$11,761	$12,299
1/31/2022	$11,636	$11,673	$12,034
2/28/2022	$11,553	$11,583	$11,900
3/31/2022	$11,403	$11,390	$11,569
4/30/2022	$11,311	$11,307	$11,130
5/31/2022	$11,328	$11,372	$11,202
6/30/2022	$11,178	$11,275	$11,026
7/31/2022	$11,286	$11,360	$11,296
8/31/2022	$11,211	$11,296	$10,977
9/30/2022	$11,028	$11,133	$10,502
10/31/2022	$10,987	$11,109	$10,366
11/30/2022	$11,095	$11,256	$10,748
12/31/2022	$11,134	$11,291	$10,699
1/31/2023	$11,280	$11,409	$11,028
2/28/2023	$11,220	$11,338	$10,743
3/31/2023	$11,314	$11,438	$11,016
4/30/2023	$11,365	$11,508	$11,083
5/31/2023	$11,331	$11,488	$10,962
6/30/2023	$11,288	$11,473	$10,923
7/31/2023	$11,359	$11,551	$10,915
8/31/2023	$11,394	$11,587	$10,846
9/30/2023	$11,377	$11,580	$10,570
10/31/2023	$11,377	$11,606	$10,403
11/30/2023	$11,539	$11,776	$10,874
12/31/2023	$11,696	$11,933	$11,291
1/31/2024	$11,768	$11,996	$11,260
2/29/2024	$11,741	$11,972	$11,100
3/31/2024	$11,795	$12,035	$11,203
4/30/2024	$11,777	$12,012	$10,920
5/31/2024	$11,876	$12,110	$11,105
6/30/2024	$11,930	$12,170	$11,210
7/31/2024	$12,064	$12,326	$11,472
8/31/2024	$12,172	$12,442	$11,637
9/30/2024	$12,262	$12,556	$11,793
10/31/2024	$12,208	$12,501	$11,500
11/30/2024	$12,280	$12,555	$11,622
12/31/2024	$12,297	$12,583	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	5.14%	1.70%	2.09%
ICE BofA 1–3 Year U.S. Corporate Index	5.46%	2.19%	2.32%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 135,621,967
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 449,116
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$135,621,967
# of Portfolio Holdings	774
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$449,116

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	21.89%
Basic Materials	1.90%
Commercial Paper	0.73%
Communications	2.14%
Consumer Discretionary	6.02%
Consumer Staples	6.03%
Energy	9.87%
Financial	22.94%
Government	4.55%
Industrial	3.90%
Mortgage Securities	11.91%
Technology	1.82%
Utilities	4.58%
Repurchase Agreements	1.72%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000087852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 2.66%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 1.25% return of the Fund's benchmark and board-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: Security selection within commercial mortgage-backed securities detracted from relative performance. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,166	$10,210	$10,190
2/28/2015	$10,125	$10,114	$10,131
3/31/2015	$10,160	$10,161	$10,173
4/30/2015	$10,137	$10,124	$10,161
5/31/2015	$10,119	$10,100	$10,143
6/30/2015	$10,006	$9,990	$10,030
7/31/2015	$10,050	$10,059	$10,088
8/31/2015	$9,985	$10,045	$10,059
9/30/2015	$10,008	$10,113	$10,098
10/31/2015	$10,044	$10,114	$10,130
11/30/2015	$10,008	$10,088	$10,093
12/31/2015	$9,934	$10,055	$10,043
1/31/2016	$9,990	$10,193	$10,154
2/29/2016	$10,038	$10,266	$10,226
3/31/2016	$10,222	$10,360	$10,351
4/30/2016	$10,314	$10,400	$10,422
5/31/2016	$10,320	$10,402	$10,430
6/30/2016	$10,491	$10,589	$10,613
7/31/2016	$10,602	$10,656	$10,701
8/31/2016	$10,620	$10,644	$10,713
9/30/2016	$10,627	$10,638	$10,715
10/31/2016	$10,565	$10,556	$10,644
11/30/2016	$10,327	$10,307	$10,405
12/31/2016	$10,358	$10,321	$10,436
1/31/2017	$10,402	$10,341	$10,472
2/28/2017	$10,478	$10,411	$10,553
3/31/2017	$10,478	$10,405	$10,550
4/30/2017	$10,553	$10,486	$10,637
5/31/2017	$10,629	$10,566	$10,719
6/30/2017	$10,623	$10,556	$10,710
7/31/2017	$10,673	$10,601	$10,764
8/31/2017	$10,755	$10,696	$10,857
9/30/2017	$10,711	$10,645	$10,818
10/31/2017	$10,724	$10,652	$10,831
11/30/2017	$10,711	$10,638	$10,815
12/31/2017	$10,758	$10,687	$10,863
1/31/2018	$10,655	$10,564	$10,758
2/28/2018	$10,558	$10,464	$10,656
3/31/2018	$10,603	$10,531	$10,710
4/30/2018	$10,532	$10,452	$10,638
5/31/2018	$10,571	$10,527	$10,696
6/30/2018	$10,558	$10,514	$10,681
7/31/2018	$10,577	$10,516	$10,703
8/31/2018	$10,623	$10,584	$10,756
9/30/2018	$10,584	$10,516	$10,710
10/31/2018	$10,493	$10,433	$10,620
11/30/2018	$10,532	$10,495	$10,668
12/31/2018	$10,648	$10,688	$10,835
1/31/2019	$10,815	$10,801	$10,984
2/28/2019	$10,815	$10,795	$10,996
3/31/2019	$11,001	$11,002	$11,195
4/30/2019	$11,021	$11,005	$11,210
5/31/2019	$11,175	$11,201	$11,382
6/30/2019	$11,328	$11,341	$11,543
7/31/2019	$11,369	$11,366	$11,577
8/31/2019	$11,575	$11,661	$11,839
9/30/2019	$11,515	$11,599	$11,788
10/31/2019	$11,535	$11,634	$11,826
11/30/2019	$11,535	$11,628	$11,824
12/31/2019	$11,543	$11,620	$11,841
1/31/2020	$11,769	$11,843	$12,054
2/29/2020	$11,913	$12,056	$12,235
3/31/2020	$11,399	$11,985	$11,996
4/30/2020	$11,660	$12,198	$12,236
5/31/2020	$11,817	$12,255	$12,350
6/30/2020	$11,968	$12,332	$12,453
7/31/2020	$12,249	$12,517	$12,672
8/31/2020	$12,201	$12,416	$12,599
9/30/2020	$12,173	$12,409	$12,576
10/31/2020	$12,132	$12,353	$12,531
11/30/2020	$12,317	$12,475	$12,695
12/31/2020	$12,400	$12,492	$12,739
1/31/2021	$12,350	$12,402	$12,658
2/28/2021	$12,222	$12,223	$12,495
3/31/2021	$12,100	$12,071	$12,350
4/30/2021	$12,215	$12,166	$12,454
5/31/2021	$12,257	$12,206	$12,501
6/30/2021	$12,358	$12,291	$12,592
7/31/2021	$12,473	$12,429	$12,719
8/31/2021	$12,459	$12,405	$12,710
9/30/2021	$12,359	$12,298	$12,602
10/31/2021	$12,351	$12,294	$12,591
11/30/2021	$12,373	$12,331	$12,607
12/31/2021	$12,370	$12,299	$12,598
1/31/2022	$12,120	$12,034	$12,322
2/28/2022	$11,974	$11,900	$12,154
3/31/2022	$11,636	$11,569	$11,828
4/30/2022	$11,232	$11,130	$11,387
5/31/2022	$11,210	$11,202	$11,449
6/30/2022	$10,939	$11,026	$11,220
7/31/2022	$11,220	$11,296	$11,503
8/31/2022	$10,940	$10,977	$11,204
9/30/2022	$10,455	$10,502	$10,721
10/31/2022	$10,330	$10,366	$10,603
11/30/2022	$10,675	$10,748	$10,999
12/31/2022	$10,632	$10,699	$10,961
1/31/2023	$10,991	$11,028	$11,301
2/28/2023	$10,739	$10,743	$11,024
3/31/2023	$10,968	$11,016	$11,282
4/30/2023	$11,029	$11,083	$11,351
5/31/2023	$10,899	$10,962	$11,233
6/30/2023	$10,891	$10,923	$11,216
7/31/2023	$10,914	$10,915	$11,227
8/31/2023	$10,853	$10,846	$11,159
9/30/2023	$10,587	$10,570	$10,893
10/31/2023	$10,434	$10,403	$10,730
11/30/2023	$10,899	$10,874	$11,212
12/31/2023	$11,306	$11,291	$11,638
1/31/2024	$11,298	$11,260	$11,610
2/29/2024	$11,171	$11,100	$11,471
3/31/2024	$11,282	$11,203	$11,584
4/30/2024	$11,027	$10,920	$11,313
5/31/2024	$11,210	$11,105	$11,500
6/30/2024	$11,314	$11,210	$11,606
7/31/2024	$11,577	$11,472	$11,869
8/31/2024	$11,768	$11,637	$12,044
9/30/2024	$11,927	$11,793	$12,209
10/31/2024	$11,648	$11,500	$11,932
11/30/2024	$11,784	$11,622	$12,057
12/31/2024	$11,606	$11,432	$11,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	2.66%	0.11%	1.50%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 630,794,660
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 1,771,780
InvestmentCompanyPortfolioTurnover	404.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$630,794,660
# of Portfolio Holdings	495
Portfolio Turnover Rate	404%
Total Advisory Fees Paid	$1,771,780

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	13.60%
Basic Materials	2.02%
Communications	1.40%
Consumer Discretionary	2.60%
Consumer Staples	3.40%
Energy	5.40%
Financial	15.22%
Government	14.33%
Industrial	2.05%
Mortgage Securities	32.72%
Technology	1.44%
Utilities	4.08%
Repurchase Agreements	1.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020060
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.90%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,857	$9,700	$9,700
2/28/2015	$10,257	$10,261	$10,270	$10,257
3/31/2015	$10,346	$10,242	$10,283	$10,095
4/30/2015	$10,261	$10,126	$10,248	$10,192
5/31/2015	$10,438	$10,305	$10,343	$10,323
6/30/2015	$10,204	$10,041	$10,162	$10,123
7/31/2015	$10,281	$10,027	$9,938	$10,335
8/31/2015	$9,743	$9,553	$9,492	$9,712
9/30/2015	$9,347	$9,234	$9,133	$9,471
10/31/2015	$9,874	$9,798	$9,695	$10,270
11/30/2015	$9,927	$9,826	$9,837	$10,301
12/31/2015	$9,621	$9,522	$9,335	$10,138
1/31/2016	$8,981	$8,996	$8,817	$9,635
2/29/2016	$8,981	$9,059	$9,015	$9,622
3/31/2016	$9,795	$9,895	$9,928	$10,275
4/30/2016	$9,969	$10,108	$10,099	$10,315
5/31/2016	$10,216	$10,273	$10,243	$10,500
6/30/2016	$10,159	$10,367	$10,293	$10,527
7/31/2016	$10,495	$10,806	$10,713	$10,915
8/31/2016	$10,553	$10,783	$10,755	$10,931
9/30/2016	$10,587	$10,828	$10,758	$10,933
10/31/2016	$10,395	$10,566	$10,533	$10,733
11/30/2016	$11,049	$11,227	$11,583	$11,131
12/31/2016	$11,199	$11,426	$11,811	$11,351
1/31/2017	$11,383	$11,618	$11,974	$11,566
2/28/2017	$11,576	$11,943	$12,212	$12,025
3/31/2017	$11,475	$11,856	$12,125	$12,039
4/30/2017	$11,589	$11,878	$12,122	$12,163
5/31/2017	$11,572	$11,842	$11,938	$12,334
6/30/2017	$11,651	$12,018	$12,194	$12,411
7/31/2017	$11,728	$12,177	$12,311	$12,666
8/31/2017	$11,428	$11,950	$12,056	$12,705
9/30/2017	$11,656	$12,275	$12,591	$12,967
10/31/2017	$11,759	$12,374	$12,717	$13,270
11/30/2017	$11,952	$12,793	$13,189	$13,677
12/31/2017	$11,964	$12,951	$13,266	$13,829
1/31/2018	$12,222	$13,248	$13,441	$14,621
2/28/2018	$11,695	$12,596	$12,761	$14,082
3/31/2018	$11,749	$12,627	$12,867	$13,724
4/30/2018	$11,798	$12,689	$12,952	$13,777
5/31/2018	$11,934	$12,827	$13,500	$14,108
6/30/2018	$11,861	$12,931	$13,556	$14,195
7/31/2018	$12,208	$13,282	$13,849	$14,724
8/31/2018	$12,398	$13,463	$14,203	$15,203
9/30/2018	$12,339	$13,357	$14,067	$15,290
10/31/2018	$11,217	$12,395	$12,818	$14,245
11/30/2018	$11,397	$12,692	$13,189	$14,535
12/31/2018	$10,165	$11,359	$11,691	$13,223
1/31/2019	$11,214	$12,529	$13,059	$14,282
2/28/2019	$11,593	$12,927	$13,573	$14,741
3/31/2019	$11,521	$12,992	$13,330	$15,027
4/30/2019	$11,976	$13,420	$13,965	$15,636
5/31/2019	$10,917	$12,558	$12,616	$14,642
6/30/2019	$11,674	$13,407	$13,663	$15,674
7/31/2019	$11,850	$13,518	$13,816	$15,899
8/31/2019	$11,333	$13,041	$13,073	$15,648
9/30/2019	$11,834	$13,571	$13,723	$15,940
10/31/2019	$11,793	$13,644	$13,906	$16,286
11/30/2019	$12,111	$14,007	$14,294	$16,877
12/31/2019	$12,466	$14,433	$14,740	$17,386
1/31/2020	$12,104	$14,153	$14,131	$17,379
2/29/2020	$10,938	$12,751	$12,627	$15,949
3/31/2020	$8,659	$9,857	$9,567	$13,979
4/30/2020	$9,798	$11,173	$10,940	$15,771
5/31/2020	$10,287	$11,691	$11,518	$16,522
6/30/2020	$10,413	$11,823	$11,647	$16,850
7/31/2020	$10,692	$12,381	$11,966	$17,801
8/31/2020	$10,850	$12,872	$12,422	$19,080
9/30/2020	$10,403	$12,580	$11,882	$18,355
10/31/2020	$10,608	$12,697	$12,297	$17,867
11/30/2020	$12,215	$14,480	$14,335	$19,823
12/31/2020	$12,777	$15,150	$15,290	$20,585
1/31/2021	$12,772	$15,115	$15,467	$20,377
2/28/2021	$13,647	$16,286	$16,942	$20,939
3/31/2021	$14,565	$17,127	$18,108	$21,856
4/30/2021	$15,403	$17,955	$18,978	$23,022
5/31/2021	$15,488	$18,310	$19,346	$23,183
6/30/2021	$15,175	$18,097	$18,802	$23,724
7/31/2021	$15,186	$18,209	$18,768	$24,288
8/31/2021	$15,525	$18,599	$19,218	$25,026
9/30/2021	$15,128	$17,914	$18,502	$23,862
10/31/2021	$15,913	$18,868	$19,322	$25,534
11/30/2021	$15,456	$18,294	$18,862	$25,357
12/31/2021	$16,444	$19,443	$19,977	$26,494
1/31/2022	$15,658	$18,613	$19,185	$25,123
2/28/2022	$15,751	$18,526	$19,427	$24,371
3/31/2022	$15,857	$19,089	$19,856	$25,276
4/30/2022	$14,777	$17,955	$18,541	$23,071
5/31/2022	$15,141	$18,300	$18,938	$23,114
6/30/2022	$13,598	$16,288	$17,178	$21,206
7/31/2022	$14,656	$17,690	$18,758	$23,161
8/31/2022	$14,275	$17,148	$18,223	$22,217
9/30/2022	$12,989	$15,485	$16,490	$20,170
10/31/2022	$14,370	$16,948	$18,391	$21,804
11/30/2022	$15,215	$18,019	$19,580	$23,022
12/31/2022	$14,600	$17,104	$18,591	$21,696
1/31/2023	$15,644	$18,485	$20,710	$23,059
2/28/2023	$15,359	$17,893	$20,131	$22,496
3/31/2023	$14,834	$17,330	$19,059	$23,322
4/30/2023	$14,948	$17,331	$18,855	$23,686
5/31/2023	$14,347	$16,562	$18,172	$23,789
6/30/2023	$15,542	$17,998	$19,922	$25,361
7/31/2023	$16,104	$18,782	$20,813	$26,176
8/31/2023	$15,875	$18,117	$20,033	$25,759
9/30/2023	$15,150	$17,196	$18,881	$24,531
10/31/2023	$14,558	$16,344	$17,771	$24,015
11/30/2023	$15,856	$17,885	$19,470	$26,208
12/31/2023	$16,851	$19,278	$21,453	$27,399
1/31/2024	$16,890	$18,933	$20,789	$27,859
2/29/2024	$17,805	$19,837	$21,192	$29,347
3/31/2024	$18,739	$20,864	$22,336	$30,291
4/30/2024	$17,726	$19,772	$20,985	$29,054
5/31/2024	$18,413	$20,482	$21,967	$30,494
6/30/2024	$17,988	$20,154	$21,549	$31,589
7/31/2024	$18,931	$21,372	$23,180	$31,973
8/31/2024	$19,324	$21,775	$23,327	$32,749
9/30/2024	$19,579	$22,185	$23,600	$33,448
10/31/2024	$19,390	$21,906	$23,589	$33,145
11/30/2024	$20,752	$23,519	$25,677	$35,090
12/31/2024	$19,362	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.90%	9.21%	6.83%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 251,933,715
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,870,595
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$251,933,715
# of Portfolio Holdings	63
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,870,595

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.48%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.40%
Health Care	12.49%
Industrials	21.87%
Information Technology	11.40%
Materials	5.82%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.18%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.